Non-financial assets and liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 0	$ 0
Charged/(credited) to:
- profit or loss	(330)	191
- directly to equity	330	(191)
Ending balance	0	0
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	74,602	76,020
Charged/(credited) to:
- profit or loss	(1,458)	(1,227)
- directly to equity	330	(191)
Ending balance	73,474	74,602
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	13,143	11,972
Charged/(credited) to:
- profit or loss	462	1,171
- directly to equity	0	0
Ending balance	13,605	13,143
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(87,745)	(87,992)
Charged/(credited) to:
- profit or loss	666	247
Ending balance	$ (87,079)	$ (87,745)